======

PaineWebber offers a family of 9 funds which encompass a diversified range of investment goals.

BOND FUNDS

o  High Income Fund

STOCK FUNDS

o  Enhanced S&P 500 Fund

o  Enhanced Nasdaq-100 Fund

o  Financial Services Growth Fund

o  S&P 500 Index Fund

o  Strategy Fund

ASSET ALLOCATION FUNDS

o  Balanced Fund

o  Tactical Allocation Fund

PAINEWEBBER MONEY MARKET FUND

[UBS|PaineWebber Logo]

(c) 2001 UBS PaineWebber Inc.
    All Rights Reserved
    Member SIPC
    UBS PaineWebber is a servicemark of UBS AG.



SMALL CAP FUND
================================

January 31, 2001



SEMIANNUAL REPORT

PAINEWEBBER SMALL CAP FUND


PERFORMANCE RESULTS (unaudited)

                                                        NET ASSET VALUE                              TOTAL RETURN(1)
                                         --------------------------------------------     -----------------------------------
                                                                                             12 MONTHS           6 MONTHS
                                           01/31/01        07/31/00         01/31/00       ENDED 01/31/01      ENDED 01/31/01
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                              $13.45          $12.29           $11.37           35.25%               25.13%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares                               12.41           11.50            10.69           34.12                24.67
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                               12.41           11.50            10.69           34.10                24.66
-----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE SUMMARY CLASS A SHARES
                                                NET ASSET VALUE
                                           -------------------------     CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                             BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93                           $10.00          $10.62           $0.0168         $0.1281                7.68%
-----------------------------------------------------------------------------------------------------------------------------
1994                                         10.62            9.97            0.5208            --                 (1.20)
-----------------------------------------------------------------------------------------------------------------------------
1995                                          9.97           10.81            0.8306            --                 16.81
-----------------------------------------------------------------------------------------------------------------------------
1996                                         10.81           11.40            1.1566            --                 17.45
-----------------------------------------------------------------------------------------------------------------------------
1997                                         11.40           13.31            1.1735            --                 27.38
-----------------------------------------------------------------------------------------------------------------------------
1998                                         13.31           11.21            1.1141            --                 (6.75)
-----------------------------------------------------------------------------------------------------------------------------
1999                                         11.21           11.46             --               --                  2.23
-----------------------------------------------------------------------------------------------------------------------------
2000                                         11.46           12.30           1.6213             --                 22.72
-----------------------------------------------------------------------------------------------------------------------------
01/01/01-01/31/01                            12.30           13.45             --               --                  9.35
-----------------------------------------------------------------------------------------------------------------------------
                                                                    Totals: $6.4337         $0.1281
-----------------------------------------------------------------------------------------------------------------------------
                                                                         CUMULATIVE TOTAL RETURN AS OF 01/31/01:  137.83%
-----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE SUMMARY CLASS B SHARES
                                                NET ASSET VALUE
                                          --------------------------     CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                             BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93                           $10.00          $10.61           $0.0168         $0.0631                6.91%
-----------------------------------------------------------------------------------------------------------------------------
1994                                         10.61            9.88           0.5208             --                 (1.96)
-----------------------------------------------------------------------------------------------------------------------------
1995                                          9.88           10.62           0.8306             --                 15.90
-----------------------------------------------------------------------------------------------------------------------------
1996                                         10.62           11.08           1.1566             --                 16.50
-----------------------------------------------------------------------------------------------------------------------------
1997                                         11.08           12.80           1.1735             --                 26.45
-----------------------------------------------------------------------------------------------------------------------------
1998                                         12.80           10.64           1.1141             --                 (7.49)
-----------------------------------------------------------------------------------------------------------------------------
1999                                         10.64           10.78             --               --                  1.32
-----------------------------------------------------------------------------------------------------------------------------
2000                                         10.78           11.35           1.6213             --                 21.64
-----------------------------------------------------------------------------------------------------------------------------
01/01/01-01/31/01                            11.35           12.41             --               --                  9.34
-----------------------------------------------------------------------------------------------------------------------------
                                                                    Totals: $6.4337         $0.0631
-----------------------------------------------------------------------------------------------------------------------------
                                                                         CUMULATIVE TOTAL RETURN AS OF 01/31/01:  126.84%
-----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE SUMMARY CLASS C SHARES
                                                NET ASSET VALUE
                                          ---------------------------    CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                             BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93                           $10.00          $10.61           $0.0168         $0.0682                6.97%
-----------------------------------------------------------------------------------------------------------------------------
1994                                         10.61            9.88            0.5208            --                 (1.96)
-----------------------------------------------------------------------------------------------------------------------------
1995                                          9.88           10.61            0.8306            --                 15.84
-----------------------------------------------------------------------------------------------------------------------------
1996                                         10.61           11.07            1.1566            --                 16.52
-----------------------------------------------------------------------------------------------------------------------------
1997                                         11.07           12.79            1.1735            --                 26.47
-----------------------------------------------------------------------------------------------------------------------------
1998                                         12.79           10.63            1.1141            --                 (7.49)
-----------------------------------------------------------------------------------------------------------------------------
1999                                         10.63           10.78             --               --                  1.41
-----------------------------------------------------------------------------------------------------------------------------
2000                                         10.78           11.36           1.6213             --                 21.73
-----------------------------------------------------------------------------------------------------------------------------
01/01/01-01/31/01                            11.36           12.41             --               --                  9.24
-----------------------------------------------------------------------------------------------------------------------------
                                                                    Totals: $6.4337         $0.0682
-----------------------------------------------------------------------------------------------------------------------------
                                                                         CUMULATIVE TOTAL RETURN AS OF 01/31/01:  123.35%
-----------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended January 31, 2001 and since inception, July 26, 1996 through January 31, 2001, Class Y shares had a total return of 25.35% and 90.36%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER SMALL CAP FUND

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2001 (unaudited)

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--91.02%

AGRICULTURE, FOOD & BEVERAGE--1.83%
  882,000   Creative Bakeries, Inc.* .............................   $   123,480
   18,300   McCormick & Co., Inc. ................................       667,035
   21,900   Smucker J M Co.(1) ...................................       539,835
                                                                     -----------
                                                                       1,330,350
                                                                     -----------
APPAREL, RETAIL--3.17%
  125,000   Charming Shoppes Inc. ................................       875,000
   62,500   Ross Stores Inc. .....................................     1,429,688
                                                                     -----------
                                                                       2,304,688
                                                                     -----------
BANKS--2.14%
  125,000   Colonial Bancgroup, Inc. .............................     1,560,000
                                                                     -----------
CHEMICALS--6.04%
    5,600   Avery Dennison Corp. .................................       303,632
   36,000   Brady Corp. ..........................................     1,335,600
   30,000   Cabot Corp. ..........................................       967,500
   35,000   Calgon Carbon Corp. ..................................       225,750
  120,600   Polyone Corp. ........................................       988,920
   62,800   R.P.M. Inc. ..........................................       577,760
                                                                     -----------
                                                                       4,399,162
                                                                     -----------
COMPUTER HARDWARE--1.93%
   50,000   Adaptec, Inc.* .......................................       731,250
    9,900   Pitney Bowes, Inc. ...................................       346,203
   25,000   Storage Technology Corp. .............................       326,000
                                                                     -----------
                                                                       1,403,453
                                                                     -----------
COMPUTER SOFTWARE--3.96%
  150,000   AVT Corp.* ...........................................       965,625
   31,100   Idex Corp. ...........................................       943,574
   75,500   Systems & Computer Technology ........................       972,062
                                                                     -----------
                                                                       2,881,261
                                                                     -----------
CONSTRUCTION--4.44%
   34,900   Rouse Co. ............................................       941,951
   43,250   Shurgard Storage Centers Inc. ........................     1,102,875
  112,000   Washington Group International, Inc. .................     1,187,200
                                                                     -----------
                                                                       3,232,026
                                                                     -----------
CONSUMER DURABLES--4.70%
   65,000   Furniture Brands International, Inc.* ................     1,664,000
   33,400   Herman Miller, Inc. ..................................       956,075
   25,000   Interface, Inc. ......................................       246,875
   26,300   Leggett & Platt, Inc. ................................       552,300
                                                                     -----------
                                                                       3,419,250
                                                                     -----------
DEFENSE & AEROSPACE--1.42%
  175,000   Loral Space Communications* ..........................     1,032,500
                                                                     -----------
DRUGS & MEDICINE--2.43%
   50,000   Bergen Brunswig Corp. ................................       910,000
   50,000   Covance Inc.* ........................................       687,500
   21,197   Genzyme Corp. ........................................       169,576
                                                                     -----------
                                                                       1,767,076
                                                                     -----------

ELECTRICAL EQUIPMENT--1.35%
   40,000   Xircom, Inc.* ........................................       980,000
                                                                     -----------

ENTERTAINMENT--0.79%
   17,800   Carnival Corp. .......................................       574,228
                                                                     -----------

ENVIRONMENTAL SERVICES--1.62%
   31,000   ServiceMaster Co. ....................................       356,190
   15,000   Stericycle Inc. * ....................................       486,563
   13,800   Waste Management, Inc. ...............................       336,720
                                                                     -----------
                                                                       1,179,473
                                                                     -----------

FINANCIAL SERVICES--1.51%
   13,600   Dun & Bradstreet Corp. ...............................       341,360
    8,200   H&R Block, Inc. ......................................       355,470
   11,200   MBNA Corp. ...........................................       405,328
                                                                     -----------
                                                                       1,102,158
                                                                     -----------

FOOD RETAIL--0.82%
   50,000   Caseys General Stores Inc. ...........................       600,000
                                                                     -----------

FOREST PRODUCTS, PAPER--2.14%
  140,000   Louisiana-Pacific Corp. ..............................     1,561,000
                                                                     -----------

HEAVY MACHINERY--5.57%
   55,000   AGCO Corp. ...........................................       659,450
   50,000   Astec Industries Inc.* ...............................       712,500
  100,000   McDermott International, Inc. ........................     1,410,000
   70,000   Terex Corp.*(1) ......................................     1,269,800
                                                                     -----------
                                                                       4,051,750
                                                                     -----------

HOUSEHOLD PRODUCTS--3.05%
    9,700   Clorox Co. ...........................................       327,375
   62,000   Dial Corp. ...........................................       871,720
   12,300   Energizer Holdings Inc. ..............................       302,580
    9,900   Fortune Brands, Inc. .................................       316,899
   14,800   Newell Rubbermaid, Inc. ..............................       402,560
                                                                     -----------
                                                                       2,221,134
                                                                     -----------

INDUSTRIAL SERVICES & SUPPLIES--3.31%
   19,100   Harte-Hanks Co. ......................................       420,391
   49,800   Regis Corp. ..........................................       700,312
  100,000   Rollins Truck Leasing Corp. ..........................     1,288,000
                                                                     -----------
                                                                       2,408,703
                                                                     -----------

PAINEWEBBER SMALL CAP FUND

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--(CONCLUDED)

INFORMATION & COMPUTER SERVICES--1.81%
   24,800   Equifax, Inc. ........................................   $   735,320
   11,600   Sun Guard Data Systems* ..............................       579,420
                                                                     -----------
                                                                       1,314,740
                                                                     -----------
LEISURE--2.71%
   62,500   Hasbro, Inc. .........................................       742,500
   23,300   International Game Technology ........................     1,115,371
    6,400   Oneida Ltd. ..........................................       112,512
                                                                     -----------
                                                                       1,970,383
                                                                     -----------
LONG DISTANCE & PHONE COMPANIES--1.00%
   23,100   CenturyTel, Inc. .....................................       724,878
                                                                     -----------
MANUFACTURING-GENERAL--0.69%
   16,200   Mathews International Corp. ..........................       502,200
                                                                     -----------
MANUFACTURING-HIGH TECHNOLOGY--4.75%
  100,000   Hexcel Corp.* ........................................     1,170,000
  125,000   Input/Output Inc. ....................................     1,500,000
   27,100   Littelfuse Inc.* .....................................       787,594
                                                                     -----------
                                                                       3,457,594
                                                                     -----------
MEDIA--2.26%
    1,915   Grey Global Group Inc. ...............................     1,187,300
   11,400   Tribune Co. ..........................................       459,534
                                                                     -----------
                                                                       1,646,834
                                                                     -----------
MEDICAL PRODUCTS--2.55%
   22,700   Apogent Technologies, Inc. ...........................       478,970
   19,000   Invacare Corp. .......................................       628,900
   10,000   Pharmaceutical Product
              Development, Inc.* .................................       412,500
   17,566   Sybron Dental Specialties, Inc. ......................       336,389
                                                                     -----------
                                                                       1,856,759
                                                                     -----------
MEDICAL PROVIDERS--2.32%
  225,000   Beverly Enterprises, Inc.* ...........................     1,685,250
                                                                     -----------
MINING & METALS--0.64%
   50,000   AK Steel Holding Corp. ...............................       468,000
                                                                     -----------
OIL REFINING--1.24%
   75,000   Pennzoil Quaker State Co. ............................       903,750
                                                                     -----------
OIL SERVICES--1.38%
   96,300   Superior Energy Services, Inc. .......................     1,005,131
                                                                     -----------
OTHER INSURANCE--3.97%
   47,200   HCC Insurance Holdings Inc. ..........................   $ 1,062,000
   53,600   Horace Mann Educators Corp. ..........................       891,368
   13,100   MBIA, Inc. ...........................................       939,008
                                                                     -----------
                                                                       2,892,376
                                                                     -----------
PUBLISHING--8.12%
  138,700   American Greetings Corp., Class A ....................     1,740,685
   75,000   Harland John H Co. ...................................     1,162,500
   21,100   Houghton Mifflin Co. .................................       889,576
   32,200   Lee Enterprises, Inc. ................................     1,011,080
   18,100   McClatchy Co. ........................................       733,774
   35,000   Paxar Corp. ..........................................       374,500
                                                                     -----------
                                                                       5,912,115
                                                                     -----------
RESTAURANTS--1.79%
   31,900   Bob Evans Farms, Inc. ................................       600,119
   25,000   Jack in the Box, Inc.* ...............................       700,000
                                                                     -----------
                                                                       1,300,119
                                                                     -----------
SECURITIES & ASSET MANAGEMENT--1.53%
   10,600   Franklin Resources, Inc. .............................       495,656
    6,000   Price T Rowe Group, Inc. .............................       234,000
    9,900   Raymond James Financial, Inc. ........................       380,952
                                                                     -----------
                                                                       1,110,608
                                                                     -----------
SPECIALTY RETAIL--2.04%
  400,000   OfficeMax, Inc.* .....................................     1,484,000
                                                                     -----------
Total Common Stocks (cost--$54,444,018) ..........................    66,242,949
                                                                     -----------

PAINEWEBBER SMALL CAP FUND


  PRINCIPAL
   AMOUNT
    (000)                                                            MATURITY DATE          INTEREST RATE             VALUE
  --------                                                           -------------          ------------           -----------
REPURCHASE AGREEMENT--8.79%
   $6,402   Repurchase Agreement dated 01/31/01 with State Street
              Bank & Trust Co., collateralized by $6,363,541
              U.S. Treasury Notes, 6.375% due 06/30/02
              (value--$6,530,584); proceeds: $6,402,989
              (cost--$6,402,000) ...................................    02/01/01                5.560%             $ 6,402,000
                                                                                                                   -----------

Total Investments (cost--$60,846,018)--99.81% ...................................................................   72,644,949
Other assets in excess of liabilities--0.19% ....................................................................      134,768
                                                                                                                   -----------
Net Assets--100.00% .............................................................................................  $72,779,717
                                                                                                                   ===========

----------
*   Non-Income producing security

(1) Security, or a portion thereof, was on loan at January 31, 2001


                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES                 JANUARY 31, 2001 (unaudited)


ASSETS
Investments, at value (cost--$60,846,018) ........................  $72,644,949
Investments of cash collateral for securities loaned,
  at value (cost--$1,110,000) ....................................    1,110,000
Cash .............................................................        1,040
Receivable for investments sold ..................................      886,135
Dividends and interest receivable ................................       27,521
Other assets .....................................................       22,168
                                                                    -----------
Total assets .....................................................   74,691,773
                                                                    -----------

LIABILITIES
Cash collateral for securities loaned ............................    1,110,000
Payable for investments purchased ................................      566,242
Payable for shares of beneficial interest repurchased ............      101,369
Payable to affiliates ............................................       92,014
Accrued expenses and other liabilities ...........................       42,431
                                                                    -----------
Total liabilities ................................................    1,912,056
                                                                    -----------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding
  (unlimited amount authorized) ..................................   65,703,334
Accumulated net investment loss ..................................     (108,866)
Accumulated net realized losses from investments .................   (4,613,682)
Net unrealized appreciation of investments .......................   11,798,931
                                                                    -----------
Net assets .......................................................  $72,779,717
                                                                    ===========

CLASS A:
Net assets .......................................................  $45,551,403
                                                                    -----------
Shares outstanding ...............................................    3,386,065
                                                                    -----------
Net asset value and redemption value per share ...................       $13.45
                                                                    ===========
Maximum offering price per share (net asset value plus
  sales charge of 4.50% of offering price) .......................       $14.08
                                                                    ===========

CLASS B:
Net assets .......................................................  $11,787,423
                                                                    -----------
Shares outstanding ...............................................      950,023
                                                                    -----------
Net asset value and offering price per share .....................       $12.41
                                                                    ===========

CLASS C:
Net assets .......................................................  $13,824,775
                                                                    -----------
Shares outstanding ...............................................    1,113,625
                                                                    -----------
Net asset value and offering price per share .....................       $12.41
                                                                    ===========

CLASS Y:
Net assets .......................................................  $ 1,616,116
                                                                    -----------
Shares outstanding ...............................................      118,446
                                                                    -----------
Net asset value, offering price and redemption value per share ...       $13.64
                                                                         ======

                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF OPERATIONS

                                                                   FOR THE SIX
                                                                  MONTHS ENDED
                                                                JANUARY 31, 2001
                                                                   (UNAUDITED)
                                                                   -----------
INVESTMENT INCOME:
Dividends .......................................................  $   264,583
Interest ........................................................      254,807
                                                                   -----------
                                                                       519,390
                                                                   -----------

EXPENSES:
Investment advisory and administration fees .....................      338,179
Service fees--Class A ...........................................       52,136
Service and distribution fees--Class B ..........................       56,746
Service and distribution fees--Class C ..........................       64,633
Transfer agency and service fees ................................       43,212
Custody and accounting ..........................................       20,291
Reports and notices to shareholders .............................       14,520
State and federal registration ..................................       14,307
Legal and audit .................................................       11,590
Trustees' fees and expenses .....................................        6,750
Other expenses ..................................................        6,200
                                                                   -----------
                                                                       628,564
Less: Fee waivers from adviser ..................................         (308)
                                                                   -----------
Net expenses ....................................................      628,256
                                                                   -----------
Net investment loss .............................................     (108,866)
                                                                   -----------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS:
Net realized gain from investment transactions ..................    3,477,988
Net change in unrealized appreciation/depreciation
  of investments ................................................   11,675,013
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENT TRANSACTIONS ...   15,153,001
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $15,044,135
                                                                   -----------

                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                   FOR THE SIX
                                                   MONTHS ENDED       FOR THE
                                                 JANUARY 31, 2001    YEAR ENDED
                                                    (UNAUDITED)    JULY 31, 2000
                                                 ----------------  ------------
FROM OPERATIONS:
Net investment loss ..............................  $  (108,866)    $(1,121,699)
Net realized gain from investment transactions ...    3,477,988       9,753,603
Net change in unrealized appreciation/
  depreciation of investments ....................   11,675,013      (1,650,030)
                                                    -----------     -----------
Net increase in net assets resulting
  from operations ................................   15,044,135       6,981,874
                                                    -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain from investment
  transactions--Class A ..........................   (4,900,597)             --
Net realized gain from investment
  transactions--Class B ..........................   (1,431,638)             --
Net realized gain from investment
  transactions--Class C ..........................   (1,579,593)             --
Net realized gain from investment
  transactions--Class Y ..........................     (179,842)             --
                                                    -----------     -----------
Total distributions to shareholders ..............   (8,091,670)             --
                                                    -----------     -----------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .............    7,343,037      15,839,446
Cost of shares repurchased .......................  (15,687,980)    (45,264,993)
Proceeds from dividends reinvested ...............    7,618,009              --
                                                    -----------     -----------
Net decrease in net assets from beneficial
  interest transactions ..........................     (726,934)    (29,425,547)
                                                    -----------     -----------
Net increase (decrease) in net assets ............    6,225,531     (22,443,673)

NET ASSETS:
Beginning of period ..............................   66,554,186      88,997,859
                                                    -----------     -----------
End of period ....................................  $72,779,717     $66,554,186
                                                    ===========     ===========

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Small Cap Fund (the "Fund") is a diversified series of PaineWebber Securities Trust ("Trust"), which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers another series of shares, PaineWebber Strategic Income Fund, whose financial statements are not included herein.

     The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of UBS PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT MANAGER AND ADMINISTRATOR

      The Fund has an interim Investment Management and Administration Contract ("Management Contract") with Mitchell Hutchins under which Mitchell Hutchins serves as investment manager and administrator of the Fund. In accordance with the Management Contract the Fund pays Mitchell Hutchins an investment management and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

      Mitchell Hutchins has entered into separate interim sub-advisory contracts ("Sub-Advisory Contracts") with ICM Asset Management, Inc. ("ICM Asset Management") and Ariel Capital Management, Inc. ("Ariel Capital Management"), dated October 10, 2000, pursuant to which ICM Asset Management and Ariel Capital Management serve as investment sub-advisers for the Fund. Under the Sub-Advisory Contracts, Mitchell Hutchins (not the Fund) is obligated to pay ICMAsset Management and Ariel Capital Management at the annual rate of 0.30% of their portion of the Fund's average daily net assets.

      At January 31, 2001, the Fund owed Mitchell Hutchins $61,745 in investment management and administration fees. Mitchell Hutchins waived a portion of its investment management and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended January 31, 2001, Mitchell Hutchins waived $308.

     For the six months ended January 31, 2001, the Fund paid no brokerage commissions to PaineWebber.

DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At January 31, 2001, the Fund owed Mitchell Hutchins $30,264 in service and distribution fees.

     Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended January 31, 2001, it received $36,477 in sales charges.

SECURITY LENDING

     The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will retain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended January 31, 2001, the Fund earned $1,273 for lending its securities and PaineWebber earned $419 as the Fund's lending agent. At January 31, 2001, the Fund owed PaineWebber $5 in security lending fees.

     At January 31, 2001, the Fund's custodian held cash having an aggregate value of $1,110,000 as collateral for portfolio securities loaned having a market value of $1,059,325 which was invested in the following money market funds:

 NUMBER OF
  SHARES                                                                 VALUE
----------                                                            ----------
   64,990  AIM Liquid Assets Portfolio .............................  $   64,990
1,045,010  Mitchell Hutchins Private Money Market Fund LLC .........   1,045,010
                                                                      ----------
           Total investments of cash collateral
             for securities loaned (cost--$1,110,000) ..............  $1,110,000
                                                                      ==========
BANK LINE OF CREDIT

     The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended January 31, 2001, the Fund did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

     PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended January 31, 2001, PaineWebber received approximately 47% of the total fees collected by PFPC, Inc.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at January 31, 2001 was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     At January 31, 2001, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess
  of value over cost) ............................................   $13,550,099

Gross depreciation (investments having an excess
  of cost over value) ............................................     1,751,168
                                                                     -----------
Net unrealized appreciation of investments .......................   $11,798,931
                                                                     ===========

     For the six months ended January 31, 2001, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $78,032,030 and $89,982,362, respectively.

FEDERAL INCOME TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

SHARES OF BENEFICIAL INTEREST

     There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

SIX MONTHS ENDED                       CLASS A                   CLASS B                    CLASS C                  CLASS Y
                             -------------------------   ------------------------   ----------------------   ----------------------
JANUARY 31, 2001:              SHARES        AMOUNT        SHARES       AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                             ----------   ------------   ----------   -----------   --------   -----------   --------   -----------
Shares sold ...............      94,246   $  1,211,101       64,246   $   784,189    441,677   $ 5,279,084      5,303   $    68,663
Shares repurchased ........    (434,853)    (5,553,271)    (222,214)   (2,646,621)  (572,805)   (6,846,829)   (49,629)     (641,259)
Shares converted from
  Class B to Class A ......      19,710        251,868      (21,199)     (251,868)        --            --         --            --
Dividends reinvested ......     412,274      4,662,822      120,878     1,261,966    145,149     1,516,811     15,380       176,410
                             ----------   ------------   ----------   -----------   --------   -----------   --------   -----------
Net increase (decrease) ...      91,377   $    572,520      (58,289)  $  (852,334)    14,021   $   (50,934)   (28,946)  $  (396,186)
                             ==========   ============   ==========   ===========   ========   ===========   ========   ===========
YEAR ENDED                             CLASS A                   CLASS B                    CLASS C                  CLASS Y
                             -------------------------   ------------------------   ----------------------   ----------------------
JULY 31, 2000:                 SHARES        AMOUNT        SHARES       AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                             ----------   ------------   ----------   -----------   --------   -----------   --------   -----------
Shares sold ...............     309,851   $  3,480,040      157,329   $ 1,674,869    872,992   $ 9,487,156    111,789   $ 1,197,381
Shares repurchased ........  (1,577,490)   (17,456,757)    (593,740)  (6,138,728) (1,599,795)  (17,054,443)  (420,118)   (4,615,065)
Shares converted from
  Class B to Class A ......     308,040      3,339,561     (327,142)   (3,339,561)        --            --         --            --
Dividends reinvested ......          --             --           --            --         --            --         --            --
                             ----------   ------------   ----------   -----------   --------   -----------   --------   -----------
Net decrease ..............    (959,599)  $(10,637,156)    (763,553)  $(7,803,420)  (726,803)  $(7,567,287)  (308,329)  $(3,417,684)
                             ==========   ============   ==========   ===========   ========   ===========   ========   ===========

SUBSEQUENT EVENT

     Subsequent to January 31, 2001, all of the Fund's assets were acquired by, and all of the Fund's stated liabilities were assumed by PACE Small/Medium Company Value Equity Investments ("PACE Small/Medium Value Equity"). The acquisition was accomplished by a tax-free exchange of 2,833,522; 729,945; 838,349 and 100,651 Class A, B, C and Y shares, respectively, of PACE Small/Medium Company Value Equity for 3,383,468; 945,304; 1,085,028 and 118,511 Class A, B, C and Y shares, respectively, of the Fund outstanding on February 9, 2001 ("the Reorganization Date"). The Fund's net assets of that date, valued $72,542,317 including net unrealized appreciation of investments of $11,891,013 were combined with those of PACE Small/Medium Company Value Equity. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange.

PAINEWEBBER SMALL CAP FUND


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                      CLASS A
                                                     -------------------------------------------------------------------------
                                                           FOR THE SIX
                                                          MONTHS ENDED                  FOR THE YEARS ENDED JULY 31,
                                                        JANUARY 31, 2001  -------------------------------------------------------
                                                          (UNAUDITED)+      2000        1999        1998       1997       1996#
                                                        ----------------  -------     -------     -------     -------    -------
Net asset value, beginning of period ..................      $ 12.29      $ 10.97    $ 13.34     $ 13.42     $ 10.22    $ 11.30
                                                             -------      -------    -------     -------     -------     -------
Net investment income (loss) ..........................         0.00@      (0.14)@     (0.08)      (0.13)      (0.14)      0.00@
Net realized and unrealized gains (losses)
  from investments ....................................         2.78@       1.46@      (1.18)       1.22        3.75       0.50@
                                                             -------      -------     -------     -------     -------    -------
Net increase (decrease) from investment operations ....         2.78         1.32      (1.26)       1.09        3.61       0.50
                                                             -------      -------     -------     -------     -------    -------
Distributions from net realized gains
  from investments ....................................        (1.62)          --      (1.11)      (1.17)      (0.41)     (1.58)
                                                             -------      -------     -------     -------     -------    -------
Net asset value, end of period ........................      $ 13.45      $ 12.29    $ 10.97     $ 13.34     $ 13.42    $ 10.22
                                                             =======      =======     =======     =======     =======    =======
Total investment return(1) ............................        25.13%       12.03%     (8.95)%      8.45%      36.11%      4.69%
                                                             =======      =======     =======     =======     =======    =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .....................      $45,551     $40,482     $46,680     $47,589     $32,968    $30,675
Expenses to average net assets, net of waivers
  from adviser(2) .....................................         1.59%*      1.63%       1.59%       1.56%       2.00%      2.11%
Net investment income (loss) to average net assets,
  net of waivers from adviser(2) ......................        (0.04)%*    (1.22)%     (0.77)%     (0.99)%     (1.16)%     0.02%
Portfolio turnover rate ...............................          127%         83%         61%         45%         54%        84%

-----------

*   Annualized

# Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.

+ Effective October 10, 2000, ICMAsset Management, Inc. and Ariel Capital Management, Inc. took over day-to-day management of the Fund's assets.

@   Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charge; results would be lower if sales charges were included.

(2) During the six months ended January 31, 2001 and the years ended July 31, 2000 and July 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER SMALL CAP FUND

                          CLASS B                                                              CLASS C
---------------------------------------------------------------  -----------------------------------------------------------------
 FOR THE                                                          FOR THE
SIX MONTHS                                                      SIX MONTHS
   ENDED                                                           ENDED
JANUARY 31,             FOR THE YEARS ENDED JULY 31,            JANUARY 31,                FOR THE YEARS ENDED JULY 31,
   2001     ---------------------------------------------------    2001        ---------------------------------------------------
(UNAUDITED)+  2000       1999       1998       1997      1996#  (UNAUDITED)+     2000      1999        1998       1997      1996#
 -------    -------    -------    -------    -------    -------    -------     -------    -------    -------    -------    -------
 $ 11.50   $ 10.36    $ 12.78    $ 13.00    $  9.98    $ 11.15    $ 11.50     $ 10.36    $ 12.76    $ 12.98    $  9.97    $ 11.14
 -------    -------    -------    -------    -------    -------    -------     -------    -------    -------    -------    -------
 (0.05)@     (0.22)@    (0.29)     (0.22)     (0.23)     (0.09)@    (0.05)@     (0.22)@    (0.20)     (0.21)     (0.24)     (0.08)@

   2.58@      1.36@     (1.02)      1.17       3.66       0.50@      2.58@       1.36@     (1.09)      1.16       3.66       0.49@
 -------    -------    -------    -------    -------    -------    -------     -------    -------    -------    -------    -------
   2.53       1.14      (1.31)      0.95       3.43       0.41       2.53        1.14      (1.29)      0.95       3.42       0.41
 -------    -------    -------    -------    -------    -------    -------     -------    -------    -------    -------    -------

   (1.62)       --      (1.11)     (1.17)     (0.41)     (1.58)     (1.62)         --      (1.11)     (1.17)     (0.41)     (1.58)
 -------    -------    -------    -------    -------    -------    -------     -------    -------    -------    -------    -------
 $ 12.41   $ 11.50    $ 10.36    $ 12.78    $ 13.00    $  9.98    $ 12.41     $ 11.50    $ 10.36    $ 12.76    $ 12.98    $  9.97
 =======    =======    =======    =======    =======    =======    =======     =======    =======    =======    =======    =======
   24.67%    11.00%     (9.79)%     7.60%     35.16%      3.90%     24.66%      11.00%     (9.63)%     7.61%     35.09%      3.90%
 =======    =======    =======    =======    =======    =======    =======     =======    =======    =======    =======    =======

 $11,787   $11,593    $18,361    $54,639    $40,749    $36,612    $13,825     $12,648    $18,913    $32,174    $18,812    $18,606

    2.39%*    2.46%      2.43%      2.33%      2.75%      2.90%      2.35%*      2.41%      2.39%      2.32%      2.77%      2.91%

   (0.86)%*  (2.09)%    (1.62)%    (1.75)%    (1.91)%    (0.78)%    (0.82)%*    (2.03)%    (1.59)%    (1.75)%    (1.93)%    (0.77)%
     127%       83%        61%        45%        54%        84%       127%         83%        61%        45%        54%        84%

PAINEWEBBER SMALL CAP FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                      CLASS Y
                                                  ---------------------------------------------------------------------------------
                                                    FOR THE SIX
                                                    MONTHS ENDED            FOR THE YEARS ENDED JULY 31,                FOR THE
                                                  JANUARY 31, 2001  -----------------------------------------------   PERIOD ENDED
                                                    (UNAUDITED)#      2000         1999         1998         1997    JULY 31, 1996+
                                                  ----------------  --------     --------     --------     --------  --------------
Net asset value, beginning of period ..............   $  12.42      $  11.07     $  13.42     $  13.46     $  10.21     $  10.23
                                                      --------      --------     --------     --------     --------     --------
Net investment income (loss) ......................       0.01@       (0.12)@       (0.07)       (0.07)       (0.11)        0.00@
Net realized and unrealized gains (losses)
  from investments ................................       2.83@         1.47@       (1.17)        1.20         3.77       (0.02)@
                                                      --------      --------     --------     --------     --------     --------
Net increase (decrease) from investment operations        2.84          1.35        (1.24)        1.13         3.66        (0.02)
                                                      --------      --------     --------     --------     --------     --------
Distributions from net realized gains
  from investments ................................      (1.62)           --        (1.11)       (1.17)       (0.41)          --
                                                      --------      --------     --------     --------     --------     --------
Net asset value, end of period ....................   $  13.64      $  12.42     $  11.07     $  13.42     $  13.46     $  10.21
                                                      ========      ========     ========     ========     ========     ========
Total investment return(1) ........................      25.35%        12.20%       (8.73)%       8.74%       36.65%       (0.20)%
                                                      ========      ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Net assets, end of period (000's) .................   $  1,616      $  1,831     $  5,044     $  7,169     $  2,768     $  2,801
Expenses to average net assets, net of waivers
  from adviser(2) .................................       1.28%*        1.35%        1.31%        1.39%        1.72%        1.72%*
Net investment income (loss) to average net assets,
  net of waivers from adviser(2) ..................       0.21%*       (1.04)%      (0.50)%      (0.83)%      (0.88)%       0.07%*
Portfolio turnover rate ...........................        127%           83%          61%          45%          54%          84%

----------

*   Annualized

+   For the period July 26, 1996 (commencement of offering shares) to July 31,
    1996.

# Effective October 10, 2000, ICMAsset Management, Inc. and Ariel Capital Management, Inc. took over day-to-day management of the Fund's assets.

@   Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the six months ended January 31, 2001 and the years ended July 31, 2000 and July 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

DIRECTORS
E. Garrett Bewkes, Jr.          Meyer Feldberg
CHAIRMAN                        George W. Gowen
                                Frederic V. Malek
Margo N. Alexander              Carl W. Schafer
Richard Q. Armstrong            Brian M. Storms
Richard R. Burt

PRINCIPAL OFFICERS
Brian M. Storms                 Dianne E. O'Donnell
PRESIDENT                       VICE PRESIDENT AND SECRETARY

Amy R. Doberman                 Paul H. Schubert
VICE PRESIDENT                  VICE PRESIDENT AND TREASURER

INVESTMENT MANAGER AND
ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019








A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDING FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


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